Fees and Expenses - Blueprint Chesapeake Multi-Asset Trend ETF	Oct. 26, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses also do not correlate to the expense ratio in the Fund’s Financial Highlights because Other Expenses have been restated and are estimated to reflect fees for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the Fund’s operating expenses and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.11%
Acquired Fund Fees and Expenses(3)	0.03%
Total Annual Fund Operating Expenses(2)(3)	1.13%

(1)	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”) will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.
(2)	Other Expenses are estimated to reflect the Fund’s discontinuation of short selling and its expected continued use of derivative instruments. Total Annual Fund Operating Expenses also do not correlate to the expense ratio in the Fund’s Financial Highlights because Other Expenses have been restated and are estimated to reflect fees for the current fiscal year.
(3)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the Fund’s operating expenses and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$115	$359	$622	$1,375

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the Fund’s most recent fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	66.00%